Property and equipment (Details Narrative) € in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2024 EUR (€)	Dec. 31, 2023 USD ($)	Sep. 30, 2024 EUR (€)
IfrsStatementLineItems [Line Items]
Right-of-use, net carrying amount of property and equipment	$ 1,294		$ 1,481
Payments of purchase carrying amount of equipment	1,134	€ 1,015
Remaining purchase commitment	491			€ 438
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Depreciation, carrying amount of equipment not available for use	785		800
Equipment not available for use [member]
IfrsStatementLineItems [Line Items]
Depreciation, carrying amount of equipment not available for use	$ 3,333		$ 2,199